Supplement dated December 12, 2012, to the Wilmington Funds (the "Funds" or the "Trust") Prospectus dated August 31, 2012 (the "Prospectus")

Effective December 13, 2012, the strategy and portfolio management team of the Wilmington Large-Cap Value Fund will change. Accordingly, NWQ Investment Management Company LLC will cease to serve as sub-advisor to the Fund. The information in the Prospectus with respect to the Wilmington Large-Cap Value Fund will be amended, supplemented or replaced as follows:

(a) The following amends and replaces the entire existing text of the "Principal Investment Strategies of the Fund" sections on pages 4-5 and 83 of the Prospectus.

The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large-cap U.S. and foreign companies. Equity securities include common and preferred stocks as well as convertible securities. "Large-cap companies" are defined as companies with market capitalizations similar to companies in the Russell 1000 Index or the S&P 500 Index. As of September 30, 2012, the market capitalizations of companies in the Russell 1000 Index ranged from $251 million to $625.3 billion, and the market capitalizations of companies in the S&P 500 Index ranged from $1.8 billion to $625.3 billion.

The Advisor focuses on large-cap companies that have consistently increased their dividends over certain time periods and that demonstrate stable, growing earnings and consistent generation of free cash flow. The Advisor also considers fundamental factors such as industry prospects, market and economic conditions, competitive position, financial leverage and other financial metrics. The Advisor's strategy is a "value" style of investing, in that the Advisor seeks to identify companies that are undervalued relative to their prospects for growth based on the attributes in the two preceding sentences.

The Advisor will determine a company's status as a "large-cap company" at the time of initial investment, and the Fund will not be required to sell a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of either index. The capitalization ranges of the indexes are subject to frequent change, and the indexes are re-balanced and reconstituted periodically. Thus, the companies in the indexes and the applicable range of market capitalizations defining large-cap companies at time of purchase will likely differ from those at September 30, 2012.